OPERATING LEASES (Schedule of Undiscounted Cash Flows Operating Lease Liabilities) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Leases [Abstract]
July 31, 2021	$ 2,024,009
July 31, 2022	2,116,363
July 31, 2023	2,132,945
July 31, 2024	2,150,129
July 31, 2025	2,167,284
Thereafter	27,551,301
Total undiscounted cash flows	38,142,031
Less: present value discount	(9,097,065)
Total Lease Liabilities	$ 29,044,966